Property and Equipment - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 10,650,406	$ 1,671,281	¥ 7,130,882
Less: accumulated depreciation	(1,222,815)	(191,886)	(707,052)
Property and equipment, net	9,427,591	1,479,395	6,423,830
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,721,086	426,998	1,909,633
Data Center Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,607,321	722,989	3,945,877
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	17,086	2,681	11,934
Computers and Network Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	14,858	2,332	16,677
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	10,001	1,569	6,868
Purchased Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	12,763	2,003	6,984
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	48,674	7,638	36,358
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 3,218,617	$ 505,071	¥ 1,196,551